Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Operating Leases

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	72,698	74,038	22,608
Noncash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	(24,720)	4,339	380
Weighted average remaining lease term
Operating leases	12.0 years	12.3 years	12.6 years
Weighted average discount rate
Operating leases	7.4%	7.6%	6.8%

Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2022:

RMB
2023	32,758
2024	33,616
2025	34,498
2026	35,533
2027	36,599
2028 and thereafter	316,527
Total future lease payments	489,531
Less: Imputed interest	155,622
Total lease liability balance	333,909